Related Party Transactions and Balances (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties
Guarantees loans receivable, outstanding balances	44,002,301		$ 45,395,196
Loans receivable [Member] | Related companies of a non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties
Guarantees loans receivable, outstanding balances	$ 44,002,301		$ 45,395,196